Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	CYMABAY THERAPEUTICS, INC.
Entity Central Index Key	0001042074
Entity Filer Category	Smaller Reporting Company